Parent company only condensed financial information - Condensed statements of operations and comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Operating expenses:
Sales and marketing expenses	$ (9,996)	¥ (69,593)	¥ (99,671)	¥ (72,076)
General and administrative expenses	(157,332)	(1,095,311)	(312,979)	(106,323)
Research and development expenses	(11,359)	(79,079)	(94,989)	(71,517)
Total operating expenses	(178,687)	(1,243,983)	(507,639)	(249,916)
Change in fair value of convertible loans			(9,552)	(7,042)
Share of loss from equity method investments	(1,171)	(8,149)	(2,652)	(2,455)
Other (expense)/ income, net	(1,595)	(11,094)	8,822	(1,238)
(Loss)/income before income tax expense	(129,928)	(904,522)	7,880	(66,344)
Income tax expense	(283)	(1,968)	(5,709)	(18,516)
Net (loss)/income attributable to Pintec Technology Holdings Limited shareholders	(130,126)	(905,895)	2,171	(84,860)
Other comprehensive income:
Foreign currency translation adjustments net of nil tax		11,876	30,173	841
Total other comprehensive income			32,344	(84,019)
Total comprehensive (loss)/income attributable to Pintec Technology Holdings Limited shareholders	(128,420)	(894,019)	32,344	(84,019)
Parent Company
Operating expenses:
Sales and marketing expenses	(398)	(2,772)	(11,137)	(3,067)
General and administrative expenses	(29,419)	(204,810)	(107,158)	(32,671)
Research and development expenses	(466)	(3,247)	(18,675)	(3,258)
Total operating expenses	(30,283)	(210,829)	(136,970)	(38,996)
Change in fair value of convertible loans			(9,553)	(7,042)
Equity in (loss)/gain of subsidiaries	(99,806)	(694,808)	141,454	(38,214)
Share of loss from equity method investments	(858)	(5,972)	(1,689)
Other (expense)/ income, net	(189)	(1,318)	8,929	(78)
Interest income from related parties	1,010	7,032
(Loss)/income before income tax expense	(130,126)	(905,895)	2,171	(84,330)
Income tax expense
Net (loss)/income attributable to Pintec Technology Holdings Limited shareholders	(130,126)	(905,895)	2,171	(84,330)
Other comprehensive income:
Foreign currency translation adjustments net of nil tax	1,706	11,876	30,173	311
Total other comprehensive income	1,706	11,876	30,173	311
Total comprehensive (loss)/income attributable to Pintec Technology Holdings Limited shareholders	$ (128,420)	¥ (894,019)	¥ 32,344	¥ (84,019)